Equity accounted investment - continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Inevestments, beginning	$ 2,551	$ 2,245
Net income/(loss) from equity accounted investments	291	188	$ (119)
Acqusitions and increase in paid in capital	548
Dividends and other distributions	(275)
Other comprehensive income / (loss)	(70)
Divestments, derecognition and decrease in paid in capital	(183)
Investments, ending	2,863	2,551	$ 2,245
Lundin Petroleum AB [Member]
Disclosure of associates [line items]
Inevestments, beginning	1,125
Net income/(loss) from equity accounted investments	10	126
Acqusitions and increase in paid in capital	0
Dividends and other distributions	(31)
Other comprehensive income / (loss)	(5)
Divestments, derecognition and decrease in paid in capital	0
Investments, ending	1,100	1,125
Other equity accounted investments [Member]
Disclosure of associates [line items]
Inevestments, beginning	1,426
Net income/(loss) from equity accounted investments	281
Acqusitions and increase in paid in capital	548
Dividends and other distributions	(244)
Other comprehensive income / (loss)	(66)
Divestments, derecognition and decrease in paid in capital	(183)
Investments, ending	$ 1,763	$ 1,426